Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories
Less: Impairment	$ (250)	$ (281)
Inventories	2,219	457
Hardware devices
Inventories
Inventories	2,049	532
Others
Inventories
Inventories	$ 420	$ 206